Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000234954
Shareholder Report [Line Items]
Fund Name	Regents Park Hedged Market Strategy ETF
Trading Symbol	RPHS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Regents Park Hedged Market Strategy ETF for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regents Park Hedged Market Strategy ETF	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Performance Inception Date	Mar. 30, 2022
AssetsNet	$ 50,928,050
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 391,385
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$50,928,050
Number of Portfolio Holdings	33
Advisory Fee	$391,385
Portfolio Turnover	65%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	36.4%
Purchased Options	0.7%
U.S. Government & Agencies	62.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	24.5%
Energy	0.3%
Purchased Options	0.5%
Communications	0.5%
Health Care	2.3%
Industrials	3.2%
Utilities	4.9%
Consumer Discretionary	7.1%
Financials	9.2%
U.S. Treasury Obligations	47.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	47.5%
Southern Company (The)	2.3%
Air Canada	2.0%
Ally Financial, Inc.	1.9%
Charles Schwab Corporation (The)	1.5%
Nissan Motor Acceptance Corporation	1.4%
General Motors Financial Company, Inc.	1.4%
CenterPoint Energy, Inc.	1.3%
Teva Pharmaceutical Finance Netherlands III BV	1.3%
Ford Motor Credit Company, LLC	1.3%